Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,656	$ 16,232
Additions	744
Foreign currency translation adjustments and other	202	1,424
Ending balance	18,602	17,656
Canadian Personal and Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	902	900
Foreign currency translation adjustments and other		2
Ending balance	$ 902	$ 902
Pre-tax discount rates		9.70%
Canadian Personal and Commercial Banking [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.90%
Canadian Personal and Commercial Banking [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 14,463	$ 13,134
Foreign currency translation adjustments and other	259	1,329
Ending balance	$ 14,722	$ 14,463
U.S. Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.30%	10.00%
U.S. Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.00%	9.70%
Wealth Management and Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 2,004	$ 1,924
Foreign currency translation adjustments and other	16	80
Ending balance	$ 2,020	$ 2,004
Wealth Management and Insurance [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	11.00%
Wealth Management and Insurance [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.60%	9.60%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 287	$ 274
Additions	744
Foreign currency translation adjustments and other	(73)	13
Ending balance	$ 958	$ 287
Pre-tax discount rates	13.90%	13.30%